Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
18.	Subsequent Events
In preparing the consolidated financial statements as of and for the year ended December 31, 2022, subsequent events were evaluated from the balance sheet date through March 31, 2023, the date these consolidated financial statements were available to be issued.
Business Combination Agreement
On February 10, 2023 (the “Closing Date”), Movella Holdings Inc., a Delaware corporation (formerly known as Pathfinder Acquisition Corporation (“Pathfinder”)) (the “Company” or “New Movella”), consummated the previously announced business combination (the “Business Combination”) contemplated by that certain Business Combination Agreement, dated October 3, 2022 (the “Business Combination Agreement”), by and among Pathfinder, Motion Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Pathfinder (“Merger Sub”) and Movella Inc., a Delaware corporation (“Movella”).
In connection with the domestication of Pathfinder as a Delaware corporation (the “Domestication”), on the Closing Date prior to the Effective Time (as defined below): (i) each issued and outstanding Class A ordinary share, $0.0001 par value per share (“Class A ordinary shares”), and each issued and outstanding Class B ordinary share, $0.0001 par value per share (“Class B ordinary shares”), of Pathfinder were converted into one share of common stock, $0.00001 par value per share, of New Movella (“New Movella Common Stock”); (ii) each issued and outstanding whole warrant to purchase Class A ordinary shares of Pathfinder was automatically converted into a warrant to purchase one share of New Movella Common Stock at an exercise price of $11.50 per share on the terms and subject to the conditions set forth in the Warrant Agreement, dated as of February 16, 2021, between Pathfinder and Continental Stock Transfer & Trust Company (the “Pathfinder Warrant Agreement”); (iii) the governing documents of Pathfinder were amended and restated and became the certificate of incorporation and the bylaws of New Movella; and (iv) Pathfinder’s name changed to “Movella Holdings Inc.” In connection with clauses (i) and (ii) of this paragraph, each issued and outstanding unit of Pathfinder issued in its initial public offering (“Pathfinder Units”) (each Pathfinder Unit consisting of one Class A ordinary share of Pathfinder and one-fifth
of one public warrant) that had not been previously separated into the underlying Class A ordinary shares of Pathfinder and the underlying warrants of Pathfinder prior to the Domestication were cancelled and entitled the holder thereof to one share of New Movella Common Stock
and one-fifth of
one warrant representing the right to purchase one share of New Movella Common Stock at an exercise price of $11.50 per share on the terms and subject to the conditions set forth in the Pathfinder Warrant Agreement.
On the Closing Date, promptly following the consummation of the Domestication, Merger Sub merged with and into Movella (the “Merger”), with Movella continuing as the surviving company in the Merger and, after giving effect to the Merger, Movella became a wholly owned subsidiary of New Movella (the time that the Merger became effective being referred to as the “Effective Time”).
In accordance with the terms and subject to the conditions of the Business Combination Agreement, immediately prior to the Effective Time, (i) each share of preferred stock of Movella was converted into a number of shares of common stock, $0.01 par value per share, of Movella (“Movella Common Stock”) set forth on the allocation schedule delivered in connection with Business Combination Agreement, (ii) each warrant to purchase shares of Movella Common Stock was net exercised in exchange for a number of shares of Movella Common Stock determined in accordance with the terms of the warrant agreements under which such warrants were issued; and (iii) each convertible note issued by Movella was automatically and fully converted into a number of shares of Movella Common Stock in accordance with the terms of such notes. Thereafter, at the Effective Time, each share of Movella Common Stock outstanding as of immediately prior to the Effective Time (other than any shares held by dissenting holders of shares of Movella Common Stock who demanded appraisal of such shares and complied with Section 262 of the General Corporation Law of the State of Delaware) was exchanged for shares of New Movella Common Stock and each outstanding Movella option to purchase a share of Movella Common Stock (a “Movella Option”) (whether vested or unvested) was cancelled and extinguished in exchange for an option to purchase New Movella Common Stock (on an as-converted basis)
in each case, under the Movella Holdings Inc. 2022 Stock Incentive Plan and subject to the same terms and conditions as applied to the Movella Option immediately prior to the Effective Time (other than those rendered inoperative by the transactions contemplated by the Business Combination Agreement), with the new number of options and exercise price as set forth therein, and based on an implied Movella
pre-transaction
equity value of $
375 million, subject to certain adjustments.
Sponsor Letter Agreement
In connection with the Business Combination Agreement, on October 3, 2022, Pathfinder Acquisition LLC (the “Sponsor”), Pathfinder, and each of Pathfinder’s directors and officers (collectively, the “initial shareholders”) entered into the Sponsor Letter Agreement (the “Sponsor Letter Agreement”), pursuant to which, among other things, Sponsor agreed, solely in the circumstances described in the Sponsor Letter Agreement, to forfeit 50% of its Class B ordinary shares (the “Forfeiture”), or 4,025,000 Class B ordinary shares (the “Forfeiture Shares”).
Shareholder Rights Agreement
Concurrently with the execution of the Business Combination Agreement, on October 3, 2022, Pathfinder, the Sponsor, Movella, FP Credit Partners, L.P. (together with certain of its affiliates, “Francisco Partners”), and certain other equityholders of Pathfinder (collectively, the “Investors”) entered into a Shareholder Rights Agreement (the “Shareholder Rights Agreement”) to be effective upon closing of the Business Combination (the “Closing”) pursuant to which, among other things, the Investors have been granted certain customary registration rights. Pursuant to the Shareholder Rights Agreement, the Sponsor and the Legacy Pathfinder Holders (as defined in the Shareholder Rights Agreement) have agreed not to effect any sale or distribution of any equity securities of New Movella held by any of them during the period commencing on the Closing Date and ending on the earlier of (a) the date that is three hundred and sixty five
(
365) days following the Closing Date and (b) (i) the first date on which the closing price of the New Movella Common Stock has been greater than or equal to $12.00 per share (as adjusted for share subdivisions, share capitalizations, share consolidations, reorganizations, recapitalizations and the like) measured using the daily closing price for any 20 trading days within a
30-trading
day period commencing at least one hundred and fifty
(
150) days after the Closing Date or (ii) the date on which New Movella completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all New Movella’s stockholders having the right to exchange their New Movella Common Stock for cash, securities or other property. Except for the FP Purchasers with respect to the FP VLN Shares (as defined below), each other Investor has agreed not to effect any sale or distribution of any equity securities of New Movella held by any of them during the period commencing on the Closing Date and ending on the date that is one hundred and eighty
(
180) days following the Closing Date.
Pursuant to the Shareholder Rights Agreement, Pathfinder provided certain registration r
i
ghts to
Francisco Partners
with respect to the FP Shares (as defined below). Substantially concurrently with the Merger (and, for the avoidance of doubt, after the Domestication), the sale of the FP VLN Shares and the grant of the Equity Grant Shares were consummated and the shares were issued pursuant to an exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended, and/or Regulation D promulgated thereunder.
Equity Grant Agreement and Subscription Agreement
On November 14, 2022, Pathfinder and the FP Purchasers entered into an Equity Grant Agreement (the “Equity Grant Agreement”) that provided for the issuance of 1.0 million shares of New Movella Common Stock (the “Equity Grant Shares”) by New Movella to the FP Purchasers (the “Equity Grant”) at the Effective Time, subject to and conditioned upon the consummation of the Merger, the full deemed funding of the VLN Facility (as defined below) and the acquisition by the FP Purchasers or its affiliates of $75.0 million of Pathfinder’s Class A ordinary shares in a tender offer (the “Tender Offer”) and/or shares of New Movella Common Stock in a private placement. On January 9, 2023, Pathfinder entered into a Subscription Agreement (the “Subscription Agreement”) with the FP Purchasers, pursuant to which the FP Purchasers agreed to purchase 7,500,000 shares of New Movella Common Stock (the “FP VLN Shares” and, together with the Equity Grant Shares, the “FP Shares”) at a purchase price of $10.00 per share for an aggregate purchase price of $75.0 million (the “FP Private Placement”). On the Closing Date, the Sponsor forfeited the Forfeiture Shares, New Movella issued the Equity Grant Shares to the FP Purchasers pursuant to the Equity Grant, and the FP Purchasers purchased shares of New Movella Common Stock in the FP Private Placement at a price of $10.00 per share. The FP VLN Shares were not registered with the SEC at Closing, provided, that, such shares of New Movella Common Stock became subject to registration rights pursuant to the Shareholder Rights Agreement.
Pathfinder’s Class A ordinary shares, public warrants and the Pathfinder Units were historically quoted on The Nasdaq Stock Market LLC (“Nasdaq”) under the symbols “PFDR,” “PFDRW,” and “PFDRU,” respectively. On the Closing Date, the Pathfinder Units automatically separated into the component securities and, as a result, no longer trade as a separate security. On February 13, 2023, the New Movella Common Stock and warrants began trading on Nasdaq under the symbols “MVLA” and “MVLAW,” respectively.
Note Purchase Agreement
On November 14, 2022, Movella entered into that certain Note Purchase Agreement (the “Note Purchase Agreement”), by and among Movella, the guarantors party thereto, the Purchasers and Wilmington Savings
Fund
F-87
Society, FSB, as administrative agent and collateral agent, pursuant to which, Movella issued and sold to the Purchasers, and the Purchasers purchased, senior secured notes of Movella in an aggregate original principal amount of $
25.0
 million
(the “Pre-Close Facility”).
On the Closing Date, the net proceeds of the FP Private Placement were received by the Company and Movella was deemed to have issued to the Purchasers, and the Purchasers were deemed to have purchased, a 5-year $75.0 million
venture-linked secured note (the “VLN Facility”) under the Note Purchase Agreement. A portion of the proceeds of the FP Private Placement made available through the VLN Facility was used by the Company to prepay the Pre-Close Facility
in full and to pay transaction expenses associated with the financing arrangements contemplated by the Note Purchase Agreement. The remaining proceeds of the VLN Facility are available for growth and working capital and general corporate purposes.
The obligations of Movella under the Note Purchase Agreement are guaranteed by certain of its subsidiaries and secured by substantially all of Movella’s and such subsidiaries’ assets. New Movella also became a secured guarantor of the obligations under Note Purchase Agreement.
The notes evidencing the VLN Facility (the “VLN Notes”) bear interest at a per annum rate equal to 9.25% and interest is paid in kind on the last business day of each calendar quarter commencing with the first calendar quarter following the Closing Date. Interest is also payable in cash on the date of any prepayment or repayment of the VLN Notes (subject however, in certain cases, to the payment of a contractual return, if such contractual return is greater than the amount of all accrued and unpaid interest (other than default interest, if any)). Subject to certain exceptions in connection with certain qualified refinancing events, on the date of any voluntary or mandatory prepayment or acceleration of the VLN Notes, a scheduled contractual return is required to be paid, if greater than the amount of all accrued and unpaid interest (other than default interest, if any). When paid, such contractual return will be deemed to constitute payment of all accrued and unpaid interest (other than default interest, if any) on the principal amount of the VLN Notes so prepaid, repaid or accelerated, as applicable, including all interest on the VLN Notes that was previously paid in kind. The Company has the right, subject to certain exceptions, to cause the FP Purchasers (or their permitted assignees) to sell all or a portion of the FP VLN Shares at any time in its sole discretion over the life of the VLN Facility, and a percentage of the proceeds (which percentage is a function of when proceeds are generated, based on a predetermined schedule with a sliding scale) of any such sale shall be applied as a credit against the outstanding obligations under of the VLN Facility upon a repayment of the VLN Facility in full or a refinancing event.

The VLN Facility will mature on February 10, 2028. There are no regularly scheduled amortization payments on the VLN Facility until the maturity date, however, there are customary mandatory prepayment events in connection with the receipt of net proceeds from extraordinary receipts and dispositions (subject, in the case of dispositions, to certain customary exceptions and customary reinvestment rights), debt issuances and upon events specified in the Note Purchase Agreement to be a change of control. The VLN Facility may be optionally prepaid in whole or in part. All such prepayments are required to be accompanied by accrued and unpaid interest on the amount prepaid or if greater (excluding default interest, if any), payment of the contractual return.
The Note Purchase Agreement contains a number of covenants that, among other things, restrict, in each case subject to certain exceptions, the ability of the Company and its subsidiaries to:

•	create, assume or suffer to exist liens and indebtedness;

•	make investments;

•	engage in mergers or consolidations, liquidations, divisions or the disposal of all or substantially all of such person’s assets;

•	make dispositions or have subsidiaries that are not wholly-owned;

•	declare or make dividends or other distributions or certain restricted payments to or on account of equity holders, or prepay indebtedness;

•	make material changes to its line of business;

•	engage in affiliate transactions; and

•	with respect to New Movella, conduct or engage in any business or operations, other than in its capacity as a holding company and activities incidental thereto.
The Note Purchase Agreement also contains a financial covenant requiring the Company and its subsidiaries to achieve positive EBITDA on a consolidated basis for the most recently ended four-quarter period, commencing with the last day of the fiscal quarter ending June 30, 2024 and as of the last day of each fiscal quarter thereafter.
The Note Purchase Agreement contains customary events of default, including nonpayment of principal, interest or other amounts; material inaccuracy of a representation or warranty; violation of specific covenants identified in the Note Purchase Agreement; cross default and cross-acceleration to material indebtedness; bankruptcy and insolvency events; unsatisfied material judgments; actual or asserted invalidity of the Note Purchase Agreement, related note documents or other material documents entered into in connection with transactions contemplated by the Note Purchase Agreement, and events specified to be a change of control.
Upon the closing of the

transactions, the Company received total gross proceeds of $109.4 million, which consisted of $75.0 million from the Venture Linked Notes and $34.4
 million from Pathfinder’s trust. Total transaction costs were approximately $28.7 million including costs incurred by Pathfinder
, of which $6.5 million was incurred
by the company

in the year ended December 31, 2022, which principally consisted of advisory, legal and other professional fees. Debt repayments made with the proceeds of the Venture Linked Notes in February 202
3
, inclusive of accrued but unpaid interest, consisted of a $25.7 million repayment of the
Pre-Close
Notes, $4.4 million paid to the Kinduct sellers to settle the deferred payout obligation, and $1.5 million paid to settle a Pathfinder loan assumed in the business combination. The business combination will be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Pathfinder will be treated as the “acquired” company for financial reporting purposes. This determination was primarily based on:

•	former Company stockholders having the largest voting interest in Movella Holdings Inc.;

•	the board of directors of Movella Holdings Inc. having seven members, six of which were appointed by the Company’s former stockholders;

•	the Company’s management continuing to hold executive management roles for the post-combination company and being responsible for the day-to-day operations;

•	the post-combination company assuming the Movella name;

•	Movella Holdings Inc. maintaining the pre-existing headquarters; and

•	the intended strategy of Movella Holdings Inc. being a continuation of the Company’s strategy.
Accordingly, the business combination will be treated as the equivalent of the Company issuing stock for the net assets of PFDR, accompanied by a recapitalization. The net assets of PFDR will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the business combination will be those of the Company.

On
March 10, 2023, SVB was closed by the California Department of Financial Protection and Innovation, which appointed the Federal Deposit Insurance Corporation (“FDIC”) as receiver. The Company held cash and cash equivalents in multiple accounts at SVB which potentially exposed the Company to significant credit risk. On March 12, 2023, the FDIC acted to fully protect all insured and uninsured depositors by guaranteeing all deposits, alleviating such credit risk. Subsequent to March 13, 2023, the Company currently holds substantially all of its cash and cash equivalents at multiple other financial institutions in custodial accounts in order to further alleviate its credit risk.
Management has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the consolidated financial statements were available for issuance. Based upon this review, except as noted above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

PATHFINDER ACQUISITION CORPORATION [Member]
Subsequent Events
Note
11-Subsequent
Events
The Company has evaluated subsequent events and transactions that occurred after the balance sheet date and up to the date consolidated financial statements were available to be issued. Based upon this review, except as noted in Note 1 and Note 5, and as noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
On February 8, 2023, the Company held an extraordinary general meeting (the “Extraordinary General Meeting”) at which the Company’s shareholders considered and adopted, among other matters, the Business Combination Agreement and the business combination with Movella Inc. In connection with the Extraordinary General Meeting, holders of 28,961,090 Class A ordinary shares exercised their right to redeem those shares for cash at a redemption price of approximately $10.16 per share, for an aggregate redemption amount of approximately $294.2 million. Following such redemptions, 3,538,910 Class A ordinary shares remained outstanding, representing approximately $36.2 million cash in trust available
to the Company upon consummation of the business combination.